Other Expense, Net (Details) - Schedule of other expense, net - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Other Expense Net Abstract
Foreign exchange losses, net	$ (2,426)	$ (419)
Government grants (note)	342	488
Gains on disposal of property and equipment, net	31	48
Fair value losses on other investments	(6,731)	(3,551)
Others	8	56
Total	$ (8,776)	$ (3,378)